Post-employment benefits - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 GBP (£)
Disclosure of defined benefit plans [line items]
Qualifying insurance policies, amount contributed to fair value of plan assets	€ 224	€ 242
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(17)	(61)	€ 108
Property assets contributed to partnership | £				£ 171
Contributions to pension plan	40	40	32
Estimate of contributions expected to be paid to plan for next annual reporting period	40
Current provision for other employee benefit liabilities	7	7
Non-current provision for other employee benefit liabilities	32	35
Contributions to defined contribution plan	92	€ 88	81
Partnership agreement
Disclosure of defined benefit plans [line items]
Contributions to pension plan	€ 12
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	13 years	15 years
Great Britain
Disclosure of defined benefit plans [line items]
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	€ 9	€ (12)	€ 104
Additional future funding levels to plan	3.00%
Non-current provision for other employee benefit liabilities	€ 0	€ 0
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	15 years	16 years